Supplement dated November 10, 1998
                  to the Statement of Additional Information
                             dated April 20, 1998
                           of the Exeter Fund, Inc.


                               Small Cap Series
                                Energy Series
                              Technology Series
                          Financial Services Series
                             International Series
                             Life Sciences Series
                          Global Fixed Income Series
                          New York Tax Exempt Series
                            Ohio Tax Exempt Series
                        Diversified Tax Exempt Series
                          World Opportunities Series


The Statement of Additional Information dated April 20, 1998 is hereby amended
and  supplemented  as  follows.    The  third  (3rd) sentence under "Year 2000
Technology Risk" on Page B-2 will be amended to read:

       The Advisor is taking steps that it believes are reasonably designed to address this potential problem and to obtain satisfactory assurance from other service providers to the Fund and Series that they are also taking steps to address the issue.





Dated:          November 10, 1998

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